Reconciliation of Federal Statutory Tax Expense (Income) to Provision (Benefit) for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income tax expense (income) at federal rate	$ (18,629)	$ (5,194)	$ (28,052)
State income tax expense (income), net of federal income tax expense (income)	(2,316)	(631)	(3,006)
Transaction costs	(116)	284	5,894
Impairment charges	12,395	36,201	14,461
Prior year contingencies	(554)	(225)	(3,348)
Noncontrolling interests	(1,263)	(207)	92
Other items, net	(836)	414	355
Provision (benefit) for income taxes	$ (11,319)	$ 30,642	$ (13,604)